Debt (Details) - Part 2										1 Months Ended							9 Months Ended			12 Months Ended
	Dec. 14, 2022 USD ($) shares	Sep. 01, 2022 USD ($) $ / shares	Jul. 13, 2021 USD ($) $ / shares	Mar. 01, 2021 USD ($) $ / shares	Apr. 15, 2020 USD ($) $ / shares	Apr. 15, 2019 USD ($) $ / shares	Apr. 01, 2019 USD ($) $ / shares	Mar. 18, 2019	Mar. 14, 2019 USD ($) $ / shares	Feb. 28, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 21, 2021 $ / shares	Dec. 24, 2020 USD ($)	Dec. 23, 2020 USD ($)	May 30, 2019 USD ($) $ / shares	Nov. 20, 2018 USD ($) $ / shares	Sep. 30, 2023 USD ($) shares	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Nov. 02, 2021	Oct. 14, 2021 USD ($)	Dec. 31, 2016 USD ($)
Debt (Details) - Part 2 [Line Items]
Debt term					2 years
Warrants exercise price (in Dollars per share) | $ / shares																				$ 0.0038
Amortization debt discount																	$ (89,876)
Shares converted into common stock carrying value	$ 8,503,850																			$ 0	$ 50,000
Shares of common stock (in Shares) | shares																							400,000
Embedded conversion feature																				$ 556,265	$ 609,101
Total principal and accrued interest														$ 118,250								$ 37,712
Outstanding principal balance																							$ 135,000
Accrued payable						$ 108,572
Interest						9.50%													15.00%	9.50%
Cash paid in common stock						15.00%														15.00%
Convertible shares (in Shares) | shares	0																				98,024,360
Convertible notes																	2,000,000
Percentage of common stock paid					15.00%
Warrants issued (in Shares) | shares																				2,909,777,750
Conversion term																				1 year
Common stock carrying value																				$ 250,000
Carrying value																					$ 20,804
Aggregate amount		$ 256,349
																		48,804		6,627,686	589,150
																		$ 57,372		2,359,341	372,803
2017 Convertible Notes [Member]
Debt (Details) - Part 2 [Line Items]
Total of warrants (in Shares) | shares																									16,537,926
Warrants exercise price (in Dollars per share) | $ / shares																									$ 0.07
Warrants term																									5 years
Amortization debt discount																							13,278	$ 31,940
Unamortized debt discount																								13,278
Carrying value																				924,282	924,282			$ 910,608
Shares converted into common stock carrying value																				0
2018 Convertible Notes [Member]
Debt (Details) - Part 2 [Line Items]
Total of warrants (in Shares) | shares																								10,750,000
Warrants exercise price (in Dollars per share) | $ / shares																								$ 0.07
Warrants term																								5 years
Amortization debt discount																						3,889		$ 12,803
Unamortized debt discount																						537,500	3,889	20,581
Carrying value																				512,500	$ 512,500		$ 533,611	$ 516,919
Shares converted into common stock carrying value																				0
Interest percentage of common stock																15.00%								15.00%
Shares of common stock (in Shares) | shares																					6,578,947
Carrying value of the notes																				436,500	$ 436,500
2018 Financings [Member]
Debt (Details) - Part 2 [Line Items]
Carrying value																				0	$ 75,000
Shares of common stock (in Shares) | shares																					38,750
Repayment amount																						9,924,132
Common stock issued upon conversion of debt, shares (in Shares) | shares																					7,737,705
2019 Financings [Member]
Debt (Details) - Part 2 [Line Items]
Debt term																							2 years
Amortization debt discount																						23,384
Carrying value																				0	$ 0	$ 127,875
Shares converted into common stock carrying value																				0
Interest percentage of common stock							15.00%		15.00%
Shares of common stock (in Shares) | shares																						13,426,091
Number of convertible notes issued							2
Common stock issued upon conversion of debt, shares (in Shares) | shares																					34,811,689
Convertible promissory note, description								On March 18, 2019, the Company issued a convertible promissory note for $85,250 with net proceeds of $75,000 to an investor with an 8.0% rate of interest and a one (1) year maturity. The Company has the option to pre-pay the note (principal and accrued interest) in cash within the 1st 90 days from issuance at a 25% premium, and 40% premium 91-180 days from the issuance date. Subsequent to 181 days, the Company shall have no right of prepayment and the holder may convert at a 40% discount to the prevailing market price. The note matured on December 11, 2019. The note is convertible into shares of common stock at the lesser of 1) lowest trading price of twenty-five days prior to March 18, 2019 or 2) 60% of lowest trading price of twenty-five days prior to the Conversion Day.
Accounts payable							$ 10,000		$ 105,000
Outstanding principal balance																				$ 60,000	$ 60,000
Outstanding principal amount							$ 321,824
Interest					9.50%										9.50%								9.50%
Convertible notes															$ 250,000
Common stock conversion price, revised (in Dollars per share) | $ / shares															$ 0.07
Ownership conversion, percentage															4.99%
Initial agreement amount					$ 206,231
Percentage of common stock paid																				15.00%
Convertible promissory note amount													$ 147,000
Agreement amount																				$ 603,231	603,231
Senior Convertible Notes [Member]
Debt (Details) - Part 2 [Line Items]
Cash paid in common stock																							15.00%
Convertible notes amount																							$ 68,000
2021 Financings [Member]
Debt (Details) - Part 2 [Line Items]
Shares converted into common stock carrying value																				$ 0
Interest			9.50%									9.50%
Cash paid in common stock			15.00%									15.00%
Convertible shares (in Shares) | shares																				15,639,868
Convertible notes amount			$ 150,000	$ 94,600															$ 365,000								$ 20,000
Conversion term				2 years																							2 years
Principal outstanding amount																				$ 365,000	365,000
Conversion price per share. (in Dollars per share) | $ / shares																			$ 0.05
Cash repayment rate				9.50%
Deferred compensation																					30,000
Carrying value																					30,000
Convertible notes, description																										the Company issued 2 convertible notes - $150,000, $100,000 - to fund an asset acquisition, continue funding operations and reconciling a debt. The notes bear interest at the rate of 9.5% per annum and are due and payable in two years. The notes are convertible into shares of the Company’s common stock at $0.03 per share and are redeemable at the principal amount plus accrued unpaid interest after one year, at the Company’s option. The notes also contain a 4.99% limitation on the investor’s beneficial ownership of the Company’s outstanding common stock upon conversion.
2020 Financings One [Member]
Debt (Details) - Part 2 [Line Items]
Debt term																						2 years
Interest																						9.50%
Cash paid in common stock																						15.00%
Convertible notes amount																						$ 73,118
Principal outstanding amount																				73,118	73,118
Common stock carrying value																				0
Construction Loan Payable [Member]
Debt (Details) - Part 2 [Line Items]
Carrying value																				46,667
Principal outstanding amount																				16,667
Financings 2022 [Member]
Debt (Details) - Part 2 [Line Items]
Shares converted into common stock carrying value																				$ 0
Interest																				9.50%
Cash paid in common stock																				15.00%
Convertible notes amount																				$ 50,000
Aggregate amount																				590,000
2017 Convertible Notes [Member]
Debt (Details) - Part 2 [Line Items]
Principal amount																				924,282					$ 923,882
Debt term																									2 years
Interest rate of debt																									9.50%
Conversion price (in Dollars per share) | $ / shares																									$ 0.05
Debt discount																									$ 59,403
Accrued interest																				450,216
2018 Convertible Notes [Member]
Debt (Details) - Part 2 [Line Items]
Principal amount																$ 436,500				$ 512,500	25,000			$ 537,500
Debt term																2 years								2 years
Interest rate of debt																9.50%								9.50%
Conversion price (in Dollars per share) | $ / shares																$ 0.05				$ 0.03				$ 0.05
Debt discount																							$ 16,692	$ 33,384
Accrued interest																				$ 219,603
Convertible note issued																$ 436,500
2018 Financings [Member]
Debt (Details) - Part 2 [Line Items]
Principal amount																					206,250	281,250
Accrued interest																					31,860
Principal amount																				75,000
2019 Financings [Member]
Debt (Details) - Part 2 [Line Items]
Principal amount									$ 60,000											$ 331,824	85,250
Debt term						2 years	2 years		2 years											2 years
Conversion price (in Dollars per share) | $ / shares					$ 0.05	$ 0.07	$ 0.05		$ 0.05														$ 0.07
Accrued interest																				$ 110,331	18,623
Embedded conversion feature																				0
Penalty in principal																							$ 42,625
Original amount																				10,250
Accrued interest																						$ 24,508
Note bears interest of debt							9.50%		9.50%
Outstanding principal balance																				108,572	108,572
Convertible Notes in Aggregate Three [Member]
Debt (Details) - Part 2 [Line Items]
Principal amount																				60,000	47,000							$ 250,000
Accrued interest																				20,188
2021 Financings [Member]
Debt (Details) - Part 2 [Line Items]
Principal amount																				50,000	94,600
Debt term			3 years	1 year								2 years							2 years
Conversion price (in Dollars per share) | $ / shares			$ 0.05	$ 0.05								$ 0.03
Interest rate																			9.50%
2020 Financings One [Member]
Debt (Details) - Part 2 [Line Items]
Principal amount																				73,118
Conversion price (in Dollars per share) | $ / shares																						$ 0.05
Accrued interest																				14,522
Construction Loan Payable [Member]
Debt (Details) - Part 2 [Line Items]
Carrying value											$ 0
Senior Convertible Notes [Member]
Debt (Details) - Part 2 [Line Items]
Principal amount																				50,000	218,900	$ 55,788		310,000
Conversion price (in Dollars per share) | $ / shares																									$ 0.05
Debt discount																									$ 87,043
Accrued interest																				21,705	153,686
Convertible note issued										$ 25,000
Accrued interest																				8,313
Outstanding principal balance																				250,000	$ 250,000
Interest rate																									7.00%
Carrying value																				0
Financings 2022 [Member]
Debt (Details) - Part 2 [Line Items]
Principal amount	$ 256,349																			$ 590,000
Debt term																				2 years
Conversion price (in Dollars per share) | $ / shares		$ 0.005																		$ 0.03
Accrued interest	$ 1,675																			$ 44,188
Financings 2022 [Member] | Minimum [Member]
Debt (Details) - Part 2 [Line Items]
Note bears interest of debt		7.00%
Financings 2022 [Member] | Maximum [Member]
Debt (Details) - Part 2 [Line Items]
Note bears interest of debt		10.00%
Common Stock [Member]
Debt (Details) - Part 2 [Line Items]
Warrants issued (in Shares) | shares																				2,868,067,227	259,950,714
Convertible Notes in Aggregate Three [Member]
Debt (Details) - Part 2 [Line Items]
Carrying value																				$ 0	$ 203,000
Shares of common stock (in Shares) | shares																				26,690,624	12,368,421
Convertible Note Agreement [Member] | 2019 Financings [Member]
Debt (Details) - Part 2 [Line Items]
Outstanding principal amount																				$ 331,824	$ 331,824
Interest																							9.50%
Cash paid in common stock																							15.00%
Convertible notes amount																							$ 50,000
Warrants issued (in Shares) | shares																							10,000,000
Exercise price (in Dollars per share) | $ / shares																							$ 0.02
Warrants term																							5 years
Convertible Note Agreement [Member] | 2021 Financings [Member]
Debt (Details) - Part 2 [Line Items]
Outstanding principal balance																					150,000
Convertible Note Agreement [Member] | 2019 Financings [Member]
Debt (Details) - Part 2 [Line Items]
Conversion price (in Dollars per share) | $ / shares																							$ 0.01
2019 Financings [Member]
Debt (Details) - Part 2 [Line Items]
Shares converted into common stock carrying value																				$ 0
Convertible shares (in Shares) | shares																				36,259,135
Construction Loan Payable [Member] | 2021 Financings [Member]
Debt (Details) - Part 2 [Line Items]
Outstanding principal balance																				$ 50,000	50,000
Convertible Notes One [Member]
Debt (Details) - Part 2 [Line Items]
																				6,627,686	589,150
																				2,359,341	372,803
Convertible Notes One [Member] | 2021 Financings [Member]
Debt (Details) - Part 2 [Line Items]
Principal outstanding amount																				150,000
Cobrador Notes [Member] | 2021 Financings [Member]
Debt (Details) - Part 2 [Line Items]
Shares converted into common stock carrying value																				0
Outstanding principal balance																				20,000	20,000
Cobrador Notes [Member] | 2021 Financings [Member]
Debt (Details) - Part 2 [Line Items]
Principal amount																				20,000
Accrued interest																				$ 1,837
Senior Convertible Notes [Member]
Debt (Details) - Part 2 [Line Items]
Debt term																				5 years
Shares converted into common stock carrying value																				$ 0
Outstanding principal amount																	$ 25,000				$ 25,000
Warrants issued (in Shares) | shares																	20,171,633
Senior Convertible Notes [Member] | Senior Convertible Notes [Member]
Debt (Details) - Part 2 [Line Items]
Convertible note issued																									$ 25,000
Three Convertible Notes Agreements [Member] | 2018 Convertible Notes [Member]
Debt (Details) - Part 2 [Line Items]
Embedded conversion feature																								59,027
Three Convertible Notes Agreements [Member] | 2018 Convertible Notes [Member]
Debt (Details) - Part 2 [Line Items]
Amortization debt discount																							$ 21,381	21,382
Unamortized debt discount																								64,145
Carrying value																							296,450	$ 296,605
Number of convertible notes issued																								3
Net proceeds																								$ 214,000
Repayment amount																								$ 26,500
Unamortized debt discount																							0
Three Convertible Notes Agreements [Member] | 2018 Convertible Notes [Member] | Minimum [Member]
Debt (Details) - Part 2 [Line Items]
Interest percentage of common stock																								60.00%
Three Convertible Notes Agreements [Member] | 2018 Convertible Notes [Member] | Maximum [Member]
Debt (Details) - Part 2 [Line Items]
Interest percentage of common stock																								61.00%
Three Convertible Notes Agreements [Member] | 2018 Convertible Notes [Member]
Debt (Details) - Part 2 [Line Items]
Principal amount																							64,300	$ 240,500
Debt term																								1 year
Debt discount																							$ 42,764
Penalty in principal																								$ 120,250
Three Convertible Notes Agreements [Member] | 2018 Convertible Notes [Member] | Minimum [Member]
Debt (Details) - Part 2 [Line Items]
Interest rate of debt																								8.00%
Three Convertible Notes Agreements [Member] | 2018 Convertible Notes [Member] | Maximum [Member]
Debt (Details) - Part 2 [Line Items]
Interest rate of debt																								12.00%
Convertible Notes One [Member] | 2019 Financings [Member]
Debt (Details) - Part 2 [Line Items]
Principal amount																				108,572
Accrued interest																				$ 35,670
2017 Convertible Notes [Member] | Financings 2022 [Member]
Debt (Details) - Part 2 [Line Items]
Conversion price (in Dollars per share) | $ / shares																				$ 0.01